Litigation (Tables)	12 Months Ended
Dec. 31, 2017
Litigation
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance at December 31, 2015	269	79	454	20	822

Additions	23	96	243	2	364
Reversals	(37)	(63)	(122)	(5)	(227)
Payments	(53)	(59)	(103)	(5)	(220)
Indexation and interest	9	16	9	(3)	31
Translation adjustment	20	21	89	5	135
Effect of discontinued operations
Net movements of year	—	(1)	8	(1)	6
Transfers to net assets held for sale	(17)	(5)	(44)	(6)	(72)

Balance at December 31, 2016	214	84	534	7	839

Additions	40	53	244	6	343
Reversals	(18)	(36)	(118)	(2)	(174)
Payments	(117)	(3)	(105)	—	(225)
Indexation and interest	10	35	37	(1)	81
Translation adjustment	(10)	(2)	(10)	—	(22)
Merger of Valepar (note 29) (i)	631	—	—	—	631

Balance at December 31, 2017	750	131	582	10	1,473

(i)  refers to litigations of PIS/COFINS of interest on capital.

Schedule of contingent liabilities

	December 31, 2017	December 31, 2016
Tax litigation (i)	8,840	7,636
Civil litigation	1,623	1,515
Labor litigation	1,952	2,419
Environmental litigation	2,190	1,882

Total	14,605	13,452

(i)  US$193 from merger of Valepar S.A.

Schedule of judicial deposits

	December 31, 2017	December 31, 2016
Tax litigation (i)	1,201	193
Civil litigation	60	62
Labor litigation	712	691
Environmental litigation	13	16

Total	1,986	962

(i)  Includes US$951 related to the merger of Valepar (note 29).